Information by Segment - Summary of Generation and Transmission, Distribution and Others by Reportable Segments (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Jan. 01, 2016		Dec. 18, 2015
ASSETS
TOTAL CURRENT ASSETS		$ 4,545,421,000	$ 4,775,794,000	[1]			$ 11,143,350,000	[1]
Cash and cash equivalents		1,472,763,000	2,689,456,000	[1]			1,668,868,000	[1]
Other current financial assets		110,352,000	136,256,000	[1]			96,123,000	[1]
Other current non-financial assets		195,516,000	143,435,000	[1]			143,614,000	[1]
Trade and other current receivables		2,465,905,000	1,538,858,000	[1]	$ 1,532,234,000		1,532,234,000	[1]
Current accounts receivable from related parties		7,403,000	45,620,000	[1]			5,023,000	[1]
Inventories		246,089,000	99,198,000	[1]			133,854,000	[1]
Current tax assets		47,393,000	122,971,000	[1]			66,822,000	[1]
Non-current assets or disposal groups held for sale or for distribution to owners	[1]						7,496,812,000
TOTAL NON-CURRENT ASSETS		15,623,569,000	12,075,678,000	[1]			10,611,120,000	[1]
Other non-current financial assets		1,752,267,000	1,029,310,000	[1]			689,321,000	[1]
Other non-current non-financial assets		464,501,000	108,407,000	[1]			109,219,000	[1]
Trade and other non-current receivables		712,717,000	537,212,000	[1]	561,417,000		561,417,000	[1]
Non-current accounts receivable from related parties		2,845,000	360,000	[1]			501,000	[1]
Investments accounted for using the equity method		2,747,000	1,770,000	[1]	43,596,000		43,596,000	[1]
Intangible assets other than goodwill		3,682,479,000	1,810,158,000	[1]	1,381,941,000		1,381,941,000	[1]
Goodwill		713,175,000	714,758,000	[1]			625,492,000	[1]
Property, plant and equipment		8,092,467,000	7,693,156,000	[1]			7,045,689,000	[1]
Deferred tax assets		200,371,000	180,547,000	[1]			153,944,000	[1]
TOTAL ASSETS		20,168,990,000	16,851,472,000	[1]			21,754,470,000	[1]
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		4,934,335,000	3,822,112,000	[1]			6,344,177,000	[1]
Other current financial liabilities		689,768,000	753,857,000	[1]			968,618,000	[1]
Trade and other current payables		3,553,919,000	2,472,614,000	[1]			2,045,770,000	[1]
Current accounts payable to related parties		225,027,000	166,854,000	[1]			154,750,000	[1]
Other current provisions		269,966,000	179,266,000	[1]			179,254,000	[1]
Current tax liabilities		172,638,000	201,467,000	[1]			200,811,000	[1]
Other current non-financial liabilities		23,017,000	48,054,000	[1]			55,236,000	[1]
TOTAL NON-CURRENT LIABILITIES		6,956,148,000	5,149,621,000	[1]			3,877,950,000	[1]
Other non-current financial liabilities		4,349,515,000	3,580,077,000	[1]			2,601,240,000	[1]
Trade and other non-current payables		1,060,338,000	512,009,000	[1]			399,268,000	[1]
Non-Current, provisions		660,305,000	348,454,000				258,883,000
Deferred tax liabilities		455,311,000	329,559,000	[1]			326,553,000	[1]
Non-current provisions for employee benefits		388,931,000	341,353,000	[1]			263,702,000	[1]
Other non-current non-financial liabilities		41,748,000	38,169,000	[1]			28,304,000	[1]
Equity attributable to shareholders of Enel Américas		6,480,471,000	6,199,634,000	[1]			8,485,622,000	[1]
Issued capital		6,763,204,424	9,023,164,048	[1]			10,680,663,000	[1]	$ 10,680,663,292
Retained earnings		3,583,831,000	4,023,919,000	[1]			5,809,538,000	[1]
Treasury shares	[1]		(139,630,000)
Other reserves		(3,866,564,000)	(6,707,819,000)	[1]			(8,004,579,000)	[1]
Non-controlling interests		1,798,036,000	1,680,105,000	[1]			3,046,721,000	[1]
TOTAL LIABILITIES AND EQUITY		20,168,990,000	16,851,472,000	[1]			21,754,470,000	[1]
STATEMENTS OF PROIT (LOSS)
Revenues and Other Operating Income		10,540,327,000	7,686,133,000	[1]	8,097,386,000	[1]
Revenues		9,591,590,000	7,051,459,000	[1]	7,129,333,000	[1]
Energy sales		8,661,401,000	6,394,519,000		6,452,295,000
Other sales		44,194,000	52,312,000		62,086,000
Other services rendered		885,995,000	604,628,000		614,952,000
Other operating income		948,737,000	634,674,000	[1]	968,053,000	[1]
Raw Materials and Consumables Used		(5,985,112,000)	(3,911,769,000)	[1]	(4,241,880,000)	[1]
Energy purchases		(3,940,466,000)	(2,442,519,000)		(2,880,537,000)
Fuel consumption		(229,308,000)	(362,156,000)		(394,242,000)
Transportation costs		(634,118,000)	(394,097,000)		(375,454,000)
Other miscellaneous supplies and services		(1,181,220,000)	(712,997,000)		(591,647,000)
Contribution Margin		4,555,215,000	3,774,364,000	[1]	3,855,506,000	[1]
Other work performed by the entity and capitalized		173,186,000	99,449,000	[1]	102,490,000	[1]
Employee benefits expenses		(837,984,000)	(626,102,000)	[1]	(744,907,000)	[1]
Other expenses		(943,156,000)	(817,375,000)	[1]	(746,176,000)	[1]
GROSS OPERATING RESULT		2,947,261,000	2,430,336,000		2,466,913,000
Depreciation and amortization expense		(648,114,000)	(473,238,000)	[1]	(489,594,000)	[1]
Reversal of impairment loss (impairment losses) recognized in profit or loss		(79,748,000)	(157,078,000)		(60,808,000)
OPERATING INCOME		2,219,399,000	1,800,020,000		1,916,511,000
Total financial results		(582,406,000)	(438,798,000)		43,205,000
Total financial income		293,843,000	276,457,000	[1]	450,230,000	[1]
Cash and cash equivalents		123,139,000	150,320,000		189,877,000
Other financial income		170,704,000	126,137,000		260,353,000
Financial costs		(869,535,000)	(773,157,000)	[1]	(588,742,000)	[1]
Bank borrowings		(97,495,000)	(84,753,000)		(59,448,000)
Secured and unsecured obligations		(215,836,000)	(284,842,000)		(273,798,000)
Other		(556,204,000)	(403,562,000)		(255,496,000)
Gains (losses) from indexed assets and liabilities			(1,032,000)		(14,153,000)
Foreign currency exchange differences		(6,714,000)	58,934,000	[1]	195,870,000	[1]
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		192,639,000	258,017,000		420,047,000
Negative		(199,353,000)	(199,083,000)		(224,177,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		3,310,000	2,706,000	[1]	5,091,000	[1]
Total		5,345,000	12,141,000	[1]	(10,029,000)	[1]
Gain (loss) from other investments		185,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment		5,160,000	25,845,000		(10,030,000)
Income from continuing operations, before taxes		1,645,648,000	1,376,069,000	[1]	1,954,778,000	[1]
Income tax expenses, continuing operations		(519,134,000)	(531,461,000)	[1]	(799,840,000)	[1]
INCOME AFTER TAX FROM CONTINUING OPERATIONS		1,126,514,000	844,608,000	[1]	1,154,938,000	[1]
Income after tax from discontinued operations	[1]		170,263,000		593,118,000
NET INCOME	[1]	1,126,514,000	1,014,871,000		1,748,056,000
Shareholders of Enel Américas		709,043,000	566,497,000	[1]	1,010,504,000	[1]
Non-controlling interests		417,471,000	448,374,000	[1]	737,552,000	[1]
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		1,870,049,000	2,532,186,000	[2]	2,937,879,000	[2]
Net cash flows used in investing activities		(2,479,141,000)	(734,958,000)	[2]	(1,856,248,000)	[2]
Net cash flows from (used in) financing activities		(588,520,000)	(1,093,851,000)	[2]	(1,619,371,000)	[2]
Generation and transmission Distribution and Others [Member]
ASSETS
TOTAL CURRENT ASSETS		4,545,421,000	4,775,794,000				11,143,350,000
Cash and cash equivalents		1,472,763,000	2,689,456,000				1,668,868,000
Other current financial assets		110,352,000	136,256,000				96,123,000
Other current non-financial assets		195,516,000	143,435,000				143,614,000
Trade and other current receivables		2,465,905,000	1,538,858,000				1,532,234,000
Current accounts receivable from related parties		7,403,000	45,620,000				5,023,000
Inventories		246,089,000	99,198,000				133,854,000
Current tax assets		47,393,000	122,971,000				66,822,000
Non-current assets or disposal groups held for sale or for distribution to owners							7,496,812,000
TOTAL NON-CURRENT ASSETS		15,623,569,000	12,075,678,000				10,611,120,000
Other non-current financial assets		1,752,267,000	1,029,310,000				689,321,000
Other non-current non-financial assets		464,501,000	108,407,000				109,219,000
Trade and other non-current receivables		712,717,000	537,212,000				561,417,000
Non-current accounts receivable from related parties		2,845,000	360,000				501,000
Investments accounted for using the equity method		2,747,000	1,770,000				43,596,000
Intangible assets other than goodwill		3,682,479,000	1,810,158,000				1,381,941,000
Goodwill		713,175,000	714,758,000				625,492,000
Property, plant and equipment		8,092,467,000	7,693,156,000				7,045,689,000
Deferred tax assets		200,371,000	180,547,000				153,944,000
TOTAL ASSETS		20,168,990,000	16,851,472,000				21,754,470,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		4,934,335,000	3,822,112,000				6,344,177,000
Other current financial liabilities		689,768,000	753,857,000				968,618,000
Trade and other current payables		3,553,919,000	2,472,614,000				2,045,770,000
Current accounts payable to related parties		225,027,000	166,854,000				154,750,000
Other current provisions		269,966,000	179,266,000				179,254,000
Current tax liabilities		172,638,000	201,467,000				200,811,000
Other current non-financial liabilities		23,017,000	48,054,000				55,236,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners							2,739,738,000
TOTAL NON-CURRENT LIABILITIES		6,956,148,000	5,149,621,000				3,877,950,000
Other non-current financial liabilities		4,349,515,000	3,580,077,000				2,601,240,000
Trade and other non-current payables		1,060,338,000	512,009,000				399,268,000
Non-Current, provisions		660,305,000	348,454,000				258,883,000
Deferred tax liabilities		455,311,000	329,559,000				326,553,000
Non-current provisions for employee benefits		388,931,000	341,353,000				263,702,000
Other non-current non-financial liabilities		41,748,000	38,169,000				28,304,000
Equity attributable to shareholders of Enel Américas		6,480,471,000	6,199,634,000				8,485,622,000
Issued capital		6,763,204,000	9,023,164,000				10,680,663,000
Retained earnings		3,583,831,000	4,023,919,000				5,809,538,000
Treasury shares			(139,630,000)
Other reserves		(3,866,564,000)	(6,707,819,000)				(8,004,579,000)
Non-controlling interests		1,798,036,000	1,680,105,000				3,046,721,000
TOTAL LIABILITIES AND EQUITY		20,168,990,000	16,851,472,000				21,754,470,000
STATEMENTS OF PROIT (LOSS)
Revenues and Other Operating Income		10,540,327,000	7,686,133,000		8,097,386,000
Revenues		9,591,590,000	7,051,459,000		7,129,333,000
Energy sales		8,661,401,000	6,394,519,000		6,452,295,000
Other sales		44,194,000	52,312,000		62,086,000
Other services rendered		885,995,000	604,628,000		614,952,000
Other operating income		948,737,000	634,674,000		968,053,000
Raw Materials and Consumables Used		(5,985,112,000)	(3,911,769,000)		(4,241,880,000)
Energy purchases		(3,940,466,000)	(2,442,519,000)		(2,880,537,000)
Fuel consumption		(229,308,000)	(362,156,000)		(394,242,000)
Transportation costs		(634,118,000)	(394,097,000)		(375,454,000)
Other miscellaneous supplies and services		(1,181,220,000)	(712,997,000)		(591,647,000)
Contribution Margin		4,555,215,000	3,774,364,000		3,855,506,000
Other work performed by the entity and capitalized		173,186,000	99,449,000		102,490,000
Employee benefits expenses		(837,984,000)	(626,102,000)		(744,907,000)
Other expenses		(943,156,000)	(817,375,000)		(746,176,000)
GROSS OPERATING RESULT		2,947,261,000	2,430,336,000		2,466,913,000
Depreciation and amortization expense		(648,114,000)	(473,238,000)		(489,594,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(79,748,000)	(157,078,000)		(60,808,000)
OPERATING INCOME		2,219,399,000	1,800,020,000		1,916,511,000
Total financial results		(582,406,000)	(438,798,000)		43,205,000
Total financial income		293,843,000	276,457,000		450,230,000
Cash and cash equivalents		123,139,000	150,320,000		189,877,000
Other financial income		170,704,000	126,137,000		260,353,000
Financial costs		(869,535,000)	(773,157,000)		(588,742,000)
Bank borrowings		(97,495,000)	(84,753,000)		(59,448,000)
Secured and unsecured obligations		(215,836,000)	(284,842,000)		(273,798,000)
Other		(556,204,000)	(403,562,000)		(255,496,000)
Gains (losses) from indexed assets and liabilities			(1,032,000)		(14,153,000)
Foreign currency exchange differences		(6,714,000)	58,934,000		195,870,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		192,639,000	258,017,000		420,047,000
Negative		(199,353,000)	(199,083,000)		(224,177,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		3,310,000	2,706,000		5,091,000
Total		5,345,000	12,141,000		(10,029,000)
Gain (loss) from other investments		185,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment		5,160,000	25,845,000		(10,029,000)
Income from continuing operations, before taxes		1,645,648,000	1,376,069,000		1,954,778,000
Income tax expenses, continuing operations		(519,134,000)	(531,461,000)		(799,840,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		1,126,514,000	844,608,000		1,154,938,000
Income after tax from discontinued operations			170,263,000		593,118,000
NET INCOME		1,126,514,000	1,014,871,000		1,748,056,000
Shareholders of Enel Américas		709,043,000	566,497,000		1,010,504,000
Non-controlling interests		417,471,000	448,374,000		737,552,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		1,870,049,000	2,532,186,000		2,937,879,000
Net cash flows used in investing activities		(2,479,141,000)	(734,958,000)		(1,856,248,000)
Net cash flows from (used in) financing activities		(588,520,000)	(1,093,851,000)		(1,619,371,000)
Generation and Transmission [Member]
ASSETS
TOTAL CURRENT ASSETS		1,428,414,000	1,113,956,000		5,596,360,000
Cash and cash equivalents		598,586,000	589,898,000		222,817,000
Other current financial assets		74,249,000	26,377,000		16,147,000
Other current non-financial assets		38,310,000	26,617,000		37,872,000
Trade and other current receivables		493,110,000	322,203,000		396,437,000
Current accounts receivable from related parties		167,243,000	92,472,000		98,144,000
Inventories		51,928,000	48,267,000		47,406,000
Current tax assets		4,988,000	8,122,000		5,282,000
Non-current assets or disposal groups held for sale or for distribution to owners					4,772,255,000
TOTAL NON-CURRENT ASSETS		5,657,523,000	5,287,479,000		5,732,400,000
Other non-current financial assets		421,888,000	1,893,000		881,000
Other non-current non-financial assets		17,198,000	12,454,000		13,867,000
Trade and other non-current receivables		410,793,000	436,910,000		437,157,000
Non-current accounts receivable from related parties		2,641,000
Investments accounted for using the equity method		143,732,000	136,552,000		673,597,000
Intangible assets other than goodwill		47,866,000	54,368,000		47,406,000
Goodwill		7,443,000	19,029,000		141,800,000
Property, plant and equipment		4,574,513,000	4,559,524,000		4,361,364,000
Deferred tax assets		31,449,000	66,749,000		56,328,000
TOTAL ASSETS		7,085,937,000	6,401,435,000		11,328,760,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		1,213,127,000	1,184,046,000		3,851,410,000
Other current financial liabilities		208,407,000	228,528,000		324,251,000
Trade and other current payables		705,123,000	589,539,000		482,585,000
Current accounts payable to related parties		76,532,000	144,216,000		147,246,000
Other current provisions		89,943,000	47,415,000		114,649,000
Current tax liabilities		129,088,000	168,807,000		128,305,000
Other current non-financial liabilities		4,034,000	5,541,000		2,749,000
TOTAL NON-CURRENT LIABILITIES		2,331,606,000	2,129,258,000		1,849,271,000
Other non-current financial liabilities		1,737,988,000	1,535,408,000		1,326,229,000
Trade and other non-current payables		166,614,000	169,811,000		137,103,000
Non-current accounts payable to related companies		43,963,000	19,778,000		15,047,000
Deferred tax liabilities		258,472,000	263,998,000		255,242,000
Non-current provisions for employee benefits		36,427,000	36,429,000		30,343,000
Other non-current non-financial liabilities		25,668,000	25,713,000		26,330,000
Equity attributable to shareholders of Enel Américas		3,541,204,000	3,088,131,000		5,628,079,000
Issued capital		705,205,000	1,025,134,000		2,079,423,000
Retained earnings		1,190,570,000	870,193,000		3,321,225,000
Share premium		38,013,000	37,697,000		290,157,000
Other reserves		1,607,416,000	1,155,107,000		(62,726,000)
TOTAL LIABILITIES AND EQUITY		7,085,937,000	6,401,435,000		11,328,760,000
STATEMENTS OF PROIT (LOSS)
Revenues and Other Operating Income		3,019,687,000	2,710,117,000		2,649,664,000
Revenues		2,926,508,000	2,587,360,000		2,548,109,000
Energy sales		2,635,813,000	2,349,739,000		2,269,756,000
Other sales		40,489,000	39,946,000		32,266,000
Other services rendered		250,206,000	197,675,000		246,087,000
Other operating income		93,179,000	122,757,000		101,555,000
Raw Materials and Consumables Used		(1,259,326,000)	(1,137,371,000)		(1,035,483,000)
Energy purchases		(651,208,000)	(456,008,000)		(359,008,000)
Fuel consumption		(229,308,000)	(362,156,000)		(394,242,000)
Transportation costs		(256,279,000)	(205,494,000)		(190,332,000)
Other miscellaneous supplies and services		(122,531,000)	(113,713,000)		(91,901,000)
Contribution Margin		1,760,361,000	1,572,746,000		1,614,181,000
Other work performed by the entity and capitalized		8,852,000	16,140,000		21,976,000
Employee benefits expenses		(148,095,000)	(134,919,000)		(164,730,000)
Other expenses		(155,034,000)	(160,338,000)		(147,461,000)
Depreciation and amortization expense		(238,355,000)	(208,073,000)		(224,972,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(11,234,000)	(34,171,000)		(7,372,000)
OPERATING INCOME		1,216,495,000	1,051,385,000		1,091,622,000
Total financial results		(94,751,000)	(148,574,000)		152,533,000
Total financial income		79,906,000	66,787,000		134,460,000
Cash and cash equivalents		63,188,000	56,649,000		131,827,000
Other financial income		16,718,000	10,138,000		2,633,000
Financial costs		(204,080,000)	(249,348,000)		(167,276,000)
Bank borrowings		(13,912,000)	(24,236,000)		(23,444,000)
Secured and unsecured obligations		(108,597,000)	(139,650,000)		(123,479,000)
Other		(81,571,000)	(85,462,000)		(20,353,000)
Foreign currency exchange differences		29,423,000	33,987,000		185,349,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		94,049,000	128,292,000		335,421,000
Negative		(64,626,000)	(94,305,000)		(150,072,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		1,705,000	1,788,000		4,091,000
Total		2,813,000	28,347,000		(603,000)
Gain (loss) from other investments		113,000
Gain (loss) from the sale of property, plants and equipment		2,700,000	28,347,000		(603,000)
Income from continuing operations, before taxes		1,126,262,000	932,946,000		1,247,643,000
Income tax expenses, continuing operations		(359,599,000)	(368,682,000)		(512,601,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		766,663,000	564,264,000		735,042,000
NET INCOME		766,663,000	564,264,000		735,042,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		1,095,110,000	1,303,328,000		1,678,214,000
Net cash flows used in investing activities		(886,371,000)	(197,018,000)		(833,468,000)
Net cash flows from (used in) financing activities		(329,243,000)	(798,301,000)		(1,218,301,000)
Distribution [Member]
ASSETS
TOTAL CURRENT ASSETS		2,927,495,000	1,999,305,000				3,144,713,000
Cash and cash equivalents		576,614,000	556,639,000				245,661,000
Other current financial assets		26,175,000	52,266,000				48,118,000
Other current non-financial assets		153,932,000	114,574,000				101,493,000
Trade and other current receivables		1,957,233,000	1,205,881,000				1,129,727,000
Current accounts receivable from related parties		9,542,000	11,527,000				38,973,000
Inventories		193,708,000	50,077,000				86,157,000
Current tax assets		10,291,000	8,341,000				16,844,000
Non-current assets or disposal groups held for sale or for distribution to owners							1,477,740,000
TOTAL NON-CURRENT ASSETS		9,505,116,000	6,337,519,000				5,761,654,000
Other non-current financial assets		1,325,481,000	1,027,387,000				688,414,000
Other non-current non-financial assets		444,258,000	92,877,000				77,083,000
Trade and other non-current receivables		301,768,000	99,992,000				124,168,000
Non-current accounts receivable from related parties		255,000	360,000				501,000
Investments accounted for using the equity method		24,000	26,000				692,125,000
Intangible assets other than goodwill		3,624,793,000	1,748,195,000				1,314,470,000
Goodwill		129,200,000	131,374,000				108,008,000
Property, plant and equipment		3,511,532,000	3,128,104,000				2,683,800,000
Deferred tax assets		167,805,000	109,204,000				73,085,000
TOTAL ASSETS		12,432,611,000	8,336,824,000				8,906,367,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		3,809,015,000	2,624,584,000				2,588,652,000
Other current financial liabilities		469,228,000	510,558,000				290,253,000
Trade and other current payables		2,717,887,000	1,757,230,000				1,460,325,000
Current accounts payable to related parties		380,820,000	169,231,000				101,571,000
Other current provisions		178,785,000	113,960,000				64,605,000
Current tax liabilities		43,312,000	32,534,000				34,030,000
Other current non-financial liabilities		18,983,000	41,071,000				50,646,000
TOTAL NON-CURRENT LIABILITIES		4,074,776,000	2,720,871,000				2,196,378,000
Other non-current financial liabilities		1,995,344,000	1,435,752,000				1,243,801,000
Trade and other non-current payables		882,795,000	332,139,000				250,687,000
Non-current accounts payable to related companies		54,016,000	314,577,000				221,329,000
Deferred tax liabilities		179,957,000	53,887,000				49,201,000
Non-current provisions for employee benefits		349,671,000	302,038,000				229,700,000
Other non-current non-financial liabilities		15,445,000	12,456,000				1,974,000
Equity attributable to shareholders of Enel Américas		4,548,820,000	2,991,369,000				4,121,337,000
Issued capital		2,395,815,000	843,335,000				1,211,912,000
Retained earnings		(1,003,058,000)	196,145,000				1,992,102,000
Share premium		63,832,000	63,307,000				4,995,000
Other reserves		3,092,231,000	1,888,582,000				912,328,000
TOTAL LIABILITIES AND EQUITY		12,432,611,000	8,336,824,000				8,906,367,000
STATEMENTS OF PROIT (LOSS)
Revenues and Other Operating Income		8,355,441,000	5,704,533,000		5,942,666,000
Revenues		7,496,702,000	5,191,964,000		5,072,714,000
Energy sales		6,766,217,000	4,708,800,000		4,615,816,000
Other sales		3,705,000	3,279,000		29,820,000
Other services rendered		726,780,000	479,885,000		427,078,000
Other operating income		858,739,000	512,569,000		869,952,000
Raw Materials and Consumables Used		(5,558,629,000)	(3,510,011,000)		(3,701,431,000)
Energy purchases		(4,081,867,000)	(2,691,685,000)		(2,980,927,000)
Transportation costs		(427,099,000)	(228,321,000)		(224,639,000)
Other miscellaneous supplies and services		(1,049,663,000)	(590,005,000)		(495,865,000)
Contribution Margin		2,796,812,000	2,194,522,000		2,241,235,000
Other work performed by the entity and capitalized		164,334,000	83,202,000		80,291,000
Employee benefits expenses		(663,005,000)	(460,414,000)		(558,543,000)
Other expenses		(740,660,000)	(566,978,000)		(569,227,000)
Depreciation and amortization expense		(410,224,000)	(265,551,000)		(265,211,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(68,158,000)	(116,328,000)		(53,320,000)
OPERATING INCOME		1,079,099,000	868,453,000		875,225,000
Total financial results		(507,181,000)	(387,234,000)		(149,502,000)
Total financial income		187,234,000	156,186,000		271,009,000
Cash and cash equivalents		31,585,000	40,476,000		13,455,000
Other financial income		155,649,000	115,710,000		257,554,000
Financial costs		(686,078,000)	(548,544,000)		(420,723,000)
Bank borrowings		(83,583,000)	(58,090,000)		(31,228,000)
Secured and unsecured obligations		(81,263,000)	(99,776,000)		(138,418,000)
Other		(521,232,000)	(390,678,000)		(251,079,000)
Gains (losses) from indexed assets and liabilities					2,000
Foreign currency exchange differences		(8,337,000)	5,124,000		212,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		25,537,000	41,483,000		14,567,000
Negative		(33,874,000)	(36,359,000)		(14,355,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,443,000		1,202,000
Total		2,532,000	(16,215,000)		(9,426,000)
Gain (loss) from other investments		72,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment		2,460,000	(2,511,000)		(9,426,000)
Income from continuing operations, before taxes		574,450,000	466,447,000		717,499,000
Income tax expenses, continuing operations		(130,254,000)	(190,768,000)		(206,732,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		444,196,000	275,679,000		510,767,000
NET INCOME		444,196,000	275,679,000		510,767,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		784,223,000	1,372,654,000		1,444,309,000
Net cash flows used in investing activities		(1,122,436,000)	(800,639,000)		(1,202,689,000)
Net cash flows from (used in) financing activities		361,865,000	(296,701,000)		(344,038,000)
Operating Segments [member] | Generation and Transmission [Member] | Generation and transmission Distribution and Others [Member]
ASSETS
TOTAL CURRENT ASSETS		1,428,414,000	1,113,956,000				5,596,360,000
Cash and cash equivalents		598,586,000	589,898,000				222,817,000
Other current financial assets		74,249,000	26,377,000				16,147,000
Other current non-financial assets		38,310,000	26,617,000				37,872,000
Trade and other current receivables		493,110,000	322,203,000				396,437,000
Current accounts receivable from related parties		167,243,000	92,472,000				98,144,000
Inventories		51,928,000	48,267,000				47,406,000
Current tax assets		4,988,000	8,122,000				5,282,000
Non-current assets or disposal groups held for sale or for distribution to owners							4,772,255,000
TOTAL NON-CURRENT ASSETS		5,657,523,000	5,287,479,000				5,732,400,000
Other non-current financial assets		421,888,000	1,893,000				881,000
Other non-current non-financial assets		17,198,000	12,454,000				13,867,000
Trade and other non-current receivables		410,793,000	436,910,000				437,157,000
Non-current accounts receivable from related parties		2,641,000
Investments accounted for using the equity method		143,732,000	136,552,000				673,597,000
Intangible assets other than goodwill		47,866,000	54,368,000				47,406,000
Goodwill		7,443,000	19,029,000				141,800,000
Property, plant and equipment		4,574,513,000	4,559,524,000				4,361,364,000
Deferred tax assets		31,449,000	66,749,000				56,328,000
TOTAL ASSETS		7,085,937,000	6,401,435,000				11,328,760,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		1,213,127,000	1,184,046,000				3,851,410,000
Other current financial liabilities		208,407,000	228,528,000				324,251,000
Trade and other current payables		705,123,000	589,539,000				482,585,000
Current accounts payable to related parties		76,532,000	144,216,000				147,246,000
Other current provisions		89,943,000	47,415,000				114,649,000
Current tax liabilities		129,088,000	168,807,000				128,305,000
Other current non-financial liabilities		4,034,000	5,541,000				2,749,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners							2,651,625,000
TOTAL NON-CURRENT LIABILITIES		2,331,606,000	2,129,258,000				1,849,271,000
Other non-current financial liabilities		1,737,988,000	1,535,408,000				1,326,229,000
Trade and other non-current payables		166,614,000	169,811,000				137,103,000
Non-current accounts payable to related companies		43,963,000	19,778,000				15,047,000
Non-Current, provisions		62,474,000	78,121,000				58,977,000
Deferred tax liabilities		258,472,000	263,998,000				255,242,000
Non-current provisions for employee benefits		36,427,000	36,429,000				30,343,000
Other non-current non-financial liabilities		25,668,000	25,713,000				26,330,000
Equity attributable to shareholders of Enel Américas		3,541,204,000	3,088,131,000				5,628,079,000
Issued capital		705,205,000	1,025,134,000				2,079,423,000
Retained earnings		1,190,570,000	870,193,000				3,321,225,000
Share premium		38,013,000	37,697,000				290,157,000
Other reserves		1,607,416,000	1,155,107,000				(62,726,000)
TOTAL LIABILITIES AND EQUITY		7,085,937,000	6,401,435,000				11,328,760,000
STATEMENTS OF PROIT (LOSS)
Revenues and Other Operating Income		3,019,687,000	2,710,117,000		2,649,664,000
Revenues		2,926,508,000	2,587,360,000		2,548,109,000
Energy sales		2,635,813,000	2,349,739,000		2,269,756,000
Other sales		40,489,000	39,946,000		32,266,000
Other services rendered		250,206,000	197,675,000		246,087,000
Other operating income		93,179,000	122,757,000		101,555,000
Raw Materials and Consumables Used		(1,259,326,000)	(1,137,371,000)		(1,035,483,000)
Energy purchases		(651,208,000)	(456,008,000)		(359,008,000)
Fuel consumption		(229,308,000)	(362,156,000)		(394,242,000)
Transportation costs		(256,279,000)	(205,494,000)		(190,332,000)
Other miscellaneous supplies and services		(122,531,000)	(113,713,000)		(91,901,000)
Contribution Margin		1,760,361,000	1,572,746,000		1,614,181,000
Other work performed by the entity and capitalized		8,852,000	16,140,000		21,976,000
Employee benefits expenses		(148,095,000)	(134,919,000)		(164,730,000)
Other expenses		(155,034,000)	(160,338,000)		(147,461,000)
GROSS OPERATING RESULT		1,466,084,000	1,293,629,000		1,323,966,000
Depreciation and amortization expense		(238,355,000)	(208,073,000)		(224,972,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(11,234,000)	(34,171,000)		(7,372,000)
OPERATING INCOME		1,216,495,000	1,051,385,000		1,091,622,000
Total financial results		(94,751,000)	(148,574,000)		152,533,000
Total financial income		79,906,000	66,787,000		134,460,000
Cash and cash equivalents		63,188,000	56,649,000		131,827,000
Other financial income		16,718,000	10,138,000		2,633,000
Financial costs		(204,080,000)	(249,348,000)		(167,276,000)
Bank borrowings		(13,912,000)	(24,236,000)		(23,444,000)
Secured and unsecured obligations		(108,597,000)	(139,650,000)		(123,479,000)
Other		(81,571,000)	(85,462,000)		(20,353,000)
Foreign currency exchange differences		29,423,000	33,987,000		185,349,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		94,049,000	128,292,000		335,421,000
Negative		(64,626,000)	(94,305,000)		(150,072,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		1,705,000	1,788,000		4,091,000
Total		2,813,000	28,347,000		(603,000)
Gain (loss) from other investments		113,000
Gain (loss) from the sale of property, plants and equipment		2,700,000	28,347,000		(603,000)
Income from continuing operations, before taxes		1,126,262,000	932,946,000		1,247,643,000
Income tax expenses, continuing operations		(359,599,000)	(368,682,000)		(512,601,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		766,663,000	564,264,000		735,042,000
NET INCOME		766,663,000	564,264,000		735,042,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		1,095,110,000	1,303,328,000		1,678,214,000
Net cash flows used in investing activities		(886,371,000)	(197,018,000)		(833,468,000)
Net cash flows from (used in) financing activities		(329,243,000)	(798,301,000)		(1,218,301,000)
Operating Segments [member] | Distribution [Member] | Generation and transmission Distribution and Others [Member]
ASSETS
TOTAL CURRENT ASSETS		2,927,495,000	1,999,305,000				3,144,713,000
Cash and cash equivalents		576,614,000	556,639,000				245,661,000
Other current financial assets		26,175,000	52,266,000				48,118,000
Other current non-financial assets		153,932,000	114,574,000				101,493,000
Trade and other current receivables		1,957,233,000	1,205,881,000				1,129,727,000
Current accounts receivable from related parties		9,542,000	11,527,000				38,973,000
Inventories		193,708,000	50,077,000				86,157,000
Current tax assets		10,291,000	8,341,000				16,844,000
Non-current assets or disposal groups held for sale or for distribution to owners							1,477,740,000
TOTAL NON-CURRENT ASSETS		9,505,116,000	6,337,519,000				5,761,654,000
Other non-current financial assets		1,325,481,000	1,027,387,000				688,414,000
Other non-current non-financial assets		444,258,000	92,877,000				77,083,000
Trade and other non-current receivables		301,768,000	99,992,000				124,168,000
Non-current accounts receivable from related parties		255,000	360,000				501,000
Investments accounted for using the equity method		24,000	26,000				692,125,000
Intangible assets other than goodwill		3,624,793,000	1,748,195,000				1,314,470,000
Goodwill		129,200,000	131,374,000				108,008,000
Property, plant and equipment		3,511,532,000	3,128,104,000				2,683,800,000
Deferred tax assets		167,805,000	109,204,000				73,085,000
TOTAL ASSETS		12,432,611,000	8,336,824,000				8,906,367,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		3,809,015,000	2,624,584,000				2,588,652,000
Other current financial liabilities		469,228,000	510,558,000				290,253,000
Trade and other current payables		2,717,887,000	1,757,230,000				1,460,325,000
Current accounts payable to related parties		380,820,000	169,231,000				101,571,000
Other current provisions		178,785,000	113,960,000				64,605,000
Current tax liabilities		43,312,000	32,534,000				34,030,000
Other current non-financial liabilities		18,983,000	41,071,000				50,646,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners							587,222,000
TOTAL NON-CURRENT LIABILITIES		4,074,776,000	2,720,871,000				2,196,378,000
Other non-current financial liabilities		1,995,344,000	1,435,752,000				1,243,801,000
Trade and other non-current payables		882,795,000	332,139,000				250,687,000
Non-current accounts payable to related companies		54,016,000	314,577,000				221,329,000
Non-Current, provisions		597,548,000	270,022,000				199,686,000
Deferred tax liabilities		179,957,000	53,887,000				49,201,000
Non-current provisions for employee benefits		349,671,000	302,038,000				229,700,000
Other non-current non-financial liabilities		15,445,000	12,456,000				1,974,000
Equity attributable to shareholders of Enel Américas		4,548,820,000	2,991,369,000				4,121,337,000
Issued capital		2,395,815,000	843,335,000				1,211,912,000
Retained earnings		(1,003,058,000)	196,145,000				1,992,102,000
Share premium		63,832,000	63,307,000				4,995,000
Other reserves		3,092,231,000	1,888,582,000				912,328,000
TOTAL LIABILITIES AND EQUITY		12,432,611,000	8,336,824,000				8,906,367,000
STATEMENTS OF PROIT (LOSS)
Revenues and Other Operating Income		8,355,441,000	5,704,533,000		5,942,666,000
Revenues		7,496,702,000	5,191,964,000		5,072,714,000
Energy sales		6,766,217,000	4,708,800,000		4,615,816,000
Other sales		3,705,000	3,279,000		29,820,000
Other services rendered		726,780,000	479,885,000		427,078,000
Other operating income		858,739,000	512,569,000		869,952,000
Raw Materials and Consumables Used		(5,558,629,000)	(3,510,011,000)		(3,701,431,000)
Energy purchases		(4,081,867,000)	(2,691,685,000)		(2,980,927,000)
Transportation costs		(427,099,000)	(228,321,000)		(224,639,000)
Other miscellaneous supplies and services		(1,049,663,000)	(590,005,000)		(495,865,000)
Contribution Margin		2,796,812,000	2,194,522,000		2,241,235,000
Other work performed by the entity and capitalized		164,334,000	83,202,000		80,291,000
Employee benefits expenses		(663,005,000)	(460,414,000)		(558,543,000)
Other expenses		(740,660,000)	(566,978,000)		(569,227,000)
GROSS OPERATING RESULT		1,557,481,000	1,250,332,000		1,193,756,000
Depreciation and amortization expense		(410,224,000)	(265,551,000)		(265,211,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(68,158,000)	(116,328,000)		(53,320,000)
OPERATING INCOME		1,079,099,000	868,453,000		875,225,000
Total financial results		(507,181,000)	(387,234,000)		(149,502,000)
Total financial income		187,234,000	156,186,000		271,009,000
Cash and cash equivalents		31,585,000	40,476,000		13,455,000
Other financial income		155,649,000	115,710,000		257,554,000
Financial costs		(686,078,000)	(548,544,000)		(420,723,000)
Bank borrowings		(83,583,000)	(58,090,000)		(31,228,000)
Secured and unsecured obligations		(81,263,000)	(99,776,000)		(138,418,000)
Other		(521,232,000)	(390,678,000)		(251,079,000)
Gains (losses) from indexed assets and liabilities					2,000
Foreign currency exchange differences		(8,337,000)	5,124,000		212,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		25,537,000	41,483,000		14,567,000
Negative		(33,874,000)	(36,359,000)		(14,355,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,443,000		1,202,000
Total		2,532,000	(16,215,000)		(9,426,000)
Gain (loss) from other investments		72,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment		2,460,000	(2,511,000)		(9,426,000)
Income from continuing operations, before taxes		574,450,000	466,447,000		717,499,000
Income tax expenses, continuing operations		(130,254,000)	(190,768,000)		(206,732,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		444,196,000	275,679,000		510,767,000
NET INCOME		444,196,000	275,679,000		510,767,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		784,223,000	1,372,654,000		1,444,309,000
Net cash flows used in investing activities		(1,122,436,000)	(800,639,000)		(1,202,689,000)
Net cash flows from (used in) financing activities		361,865,000	(296,701,000)		(344,038,000)
Holdings, Eliminations and Others [Member] | Generation and transmission Distribution and Others [Member]
ASSETS
TOTAL CURRENT ASSETS		189,512,000	1,662,533,000				2,402,277,000
Cash and cash equivalents		297,563,000	1,542,919,000				1,200,390,000
Other current financial assets		9,928,000	57,613,000				31,858,000
Other current non-financial assets		3,274,000	2,244,000				4,249,000
Trade and other current receivables		15,562,000	10,774,000				6,070,000
Current accounts receivable from related parties		(169,382,000)	(58,379,000)				(132,094,000)
Inventories		453,000	854,000				291,000
Current tax assets		32,114,000	106,508,000				44,696,000
Non-current assets or disposal groups held for sale or for distribution to owners							1,246,817,000
TOTAL NON-CURRENT ASSETS		460,930,000	450,680,000				(882,934,000)
Other non-current financial assets		4,898,000	30,000				26,000
Other non-current non-financial assets		3,045,000	3,076,000				18,269,000
Trade and other non-current receivables		156,000	310,000				92,000
Non-current accounts receivable from related parties		(51,000)
Investments accounted for using the equity method		(141,009,000)	(134,808,000)				(1,322,126,000)
Intangible assets other than goodwill		9,820,000	7,595,000				20,065,000
Goodwill		576,532,000	564,355,000				375,684,000
Property, plant and equipment		6,422,000	5,528,000				525,000
Deferred tax assets		1,117,000	4,594,000				24,531,000
TOTAL ASSETS		650,442,000	2,113,213,000				1,519,343,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		(87,807,000)	13,482,000				(95,885,000)
Other current financial liabilities		12,133,000	14,771,000				354,114,000
Trade and other current payables		130,909,000	125,845,000				102,860,000
Current accounts payable to related parties		(232,325,000)	(146,593,000)				(94,067,000)
Other current provisions		1,238,000	17,891,000
Current tax liabilities		238,000	126,000				38,476,000
Other current non-financial liabilities			1,442,000				1,841,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners							(499,109,000)
TOTAL NON-CURRENT LIABILITIES		549,766,000	299,492,000				(167,699,000)
Other non-current financial liabilities		616,183,000	608,917,000				31,210,000
Trade and other non-current payables		10,929,000	10,059,000				11,478,000
Non-current accounts payable to related companies		(97,979,000)	(334,355,000)				(236,376,000)
Non-Current, provisions		283,000	311,000				220,000
Deferred tax liabilities		16,882,000	11,674,000				22,110,000
Non-current provisions for employee benefits		2,833,000	2,886,000				3,659,000
Other non-current non-financial liabilities		635,000
Equity attributable to shareholders of Enel Américas		188,483,000	1,800,239,000				1,782,927,000
Issued capital		3,662,184,000	7,154,695,000				7,389,328,000
Retained earnings		3,396,319,000	2,957,581,000				496,211,000
Share premium		(101,845,000)	(101,004,000)				(295,152,000)
Treasury shares			(139,630,000)
Other reserves		(6,768,175,000)	(8,071,403,000)				(5,807,460,000)
TOTAL LIABILITIES AND EQUITY		650,442,000	2,113,213,000				$ 1,519,343,000
STATEMENTS OF PROIT (LOSS)
Revenues and Other Operating Income		(834,801,000)	(728,517,000)		(494,944,000)
Revenues		(831,620,000)	(727,865,000)		(491,490,000)
Energy sales		(740,629,000)	(664,020,000)		(433,277,000)
Other sales			9,087,000
Other services rendered		(90,991,000)	(72,932,000)		(58,213,000)
Other operating income		(3,181,000)	(652,000)		(3,454,000)
Raw Materials and Consumables Used		832,843,000	735,613,000		495,034,000
Energy purchases		792,609,000	705,174,000		459,398,000
Transportation costs		49,260,000	39,718,000		39,517,000
Other miscellaneous supplies and services		(9,026,000)	(9,279,000)		(3,881,000)
Contribution Margin		(1,958,000)	7,096,000		90,000
Other work performed by the entity and capitalized			107,000		223,000
Employee benefits expenses		(26,884,000)	(30,769,000)		(21,634,000)
Other expenses		(47,462,000)	(90,059,000)		(29,488,000)
GROSS OPERATING RESULT		(76,304,000)	(113,625,000)		(50,809,000)
Depreciation and amortization expense		465,000	386,000		589,000
Reversal of impairment loss (impairment losses) recognized in profit or loss		(356,000)	(6,579,000)		(116,000)
OPERATING INCOME		(76,195,000)	(119,818,000)		(50,336,000)
Total financial results		19,526,000	98,042,000		40,174,000
Total financial income		26,703,000	53,484,000		44,761,000
Cash and cash equivalents		28,366,000	53,195,000		44,595,000
Other financial income		(1,663,000)	289,000		166,000
Financial costs		20,623,000	24,735,000		(14,896,000)
Bank borrowings			(2,427,000)		(4,776,000)
Secured and unsecured obligations		(25,976,000)	(45,416,000)		(11,901,000)
Other		46,599,000	72,578,000		15,936,000
Gains (losses) from indexed assets and liabilities			(1,032,000)		(14,155,000)
Foreign currency exchange differences		(27,800,000)	19,823,000		10,309,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		73,053,000	88,242,000		70,059,000
Negative		(100,853,000)	(68,419,000)		(59,750,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		1,605,000	(525,000)		(202,000)
Total			9,000
Gain (loss) from the sale of property, plants and equipment			9,000
Income from continuing operations, before taxes		(55,064,000)	(22,292,000)		(10,364,000)
Income tax expenses, continuing operations		(29,281,000)	27,989,000		(80,507,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		(84,345,000)	5,697,000		(90,871,000)
Income after tax from discontinued operations			170,263,000		593,118,000
NET INCOME		(84,345,000)	175,960,000		502,247,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		(9,284,000)	(143,796,000)		(184,644,000)
Net cash flows used in investing activities		(470,334,000)	262,699,000		179,909,000
Net cash flows from (used in) financing activities		$ (621,142,000)	$ 1,151,000		$ (57,032,000)

[1]	As Restated
[2]	(*) See Note 3